Research and Development, Net	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 11 - RESEARCH AND DEVELOMENT, NET

	Year ended December 31,
	2021	2020	2019
	USD in thousands

Payroll and related expenses	7,556	5,922	5,679
Subcontracted work and consulting	1,751	1,534	3,123
Share-based payments to service provider	118	67	37
Rent and office maintenance	810	671	720
Travel expenses	44	54	236
Other	309	415	492
Less participation in grants	(351)	--	--
Sales of prototypes	(67)	(100)	(77)
	10,170	8,563	10,210